Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Trade receivables	$ 8,200	$ 6,189
Amounts due from affiliate	4,239	0
Advances/shareholder loans to joint ventures	13,991	18,952
Demand note due from owner	0	143,241
Payment activity [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivables	8,200	6,189
Amounts due from affiliate	4,239	0
Advances/shareholder loans to joint ventures	13,991	18,952
Payment activity [Member] | Settled [Member]
Financing Receivable, Recorded Investment [Line Items]
Demand note due from owner	$ 0	$ 143,241